Prospectus Supplement                                             222800 2/05
dated February 23, 2005 to:

PUTNAM HEALTH SCIENCES TRUST
Prospectus dated December 30, 2004

The second paragraph and table under the heading "Who manages the fund?" is replaced with the following:

Investment Management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

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Portfolio leader    Since    Employer        Positions Over Past Five Years
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Sheba Alexander     2005     Putnam          Analyst, Sector Team Leader.
                             Management      Previously, Analyst
                             1999 - Present
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Portfolio member    Since    Employer        Postions Over Past Five Years
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Kelsey Chen         2005     Putnam          Analyst, Sector Team Leader.
                             Management      Previously, Analyst
                             2000 - Present
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